Fair Value Disclosures on Financial Instruments - Reconciliation of Level 3 Fair Values (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Level 3 Fair Values
1/1	€ 68,331
12/31	74,122	€ 68,331
Fair Value - Measured at Fair Value on a Recurring Basis | Level 3 | Unlisted Equity Securities
Reconciliation of Level 3 Fair Values
1/1	4,817
Transfers Into Level 3	7
Transfers Out of Level 3	(2)
Purchases	773
Sales	(132)
Gains/losses - Included in financial income, net	481
12/31	6,269	4,817
Change in unrealized gains/losses in profit and loss for investments held at the end of the reporting period	674
Fair Value - Measured at Fair Value on a Recurring Basis | Level 3 | Unlisted Equity Securities and Call Options on Equity Shares
Reconciliation of Level 3 Fair Values
1/1	4,817	4,883
Transfers Into Level 3		9
Transfers Out of Level 3		(8)
Purchases		417
Sales		(101)
Gains/losses - Included in financial income, net		(219)
12/31		4,817
Change in unrealized gains/losses in profit and loss for investments held at the end of the reporting period		532
Fair Value - Measured at Fair Value on a Recurring Basis | Level 3 | Deal Contingent Forward
Reconciliation of Level 3 Fair Values
1/1	0	0
Settlements		91
Gains/losses - Included in financial income, net		(106)
12/31		0
Change in unrealized gains/losses in profit and loss for investments held at the end of the reporting period		0
Fair Value - Measured at Fair Value on a Recurring Basis | Level 3 | Exchange differences | Unlisted Equity Securities
Reconciliation of Level 3 Fair Values
Gains/losses - Included in exchange differences in other comprehensive income	€ 325
Fair Value - Measured at Fair Value on a Recurring Basis | Level 3 | Exchange differences | Unlisted Equity Securities and Call Options on Equity Shares
Reconciliation of Level 3 Fair Values
Gains/losses - Included in exchange differences in other comprehensive income		(164)
Fair Value - Measured at Fair Value on a Recurring Basis | Level 3 | Exchange differences | Deal Contingent Forward
Reconciliation of Level 3 Fair Values
Gains/losses - Included in exchange differences in other comprehensive income		€ 15